OTHER PROVISIONS (Details Narrative) € in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) Cargo	Dec. 31, 2017 EUR (€) Cargo
Disclosure of other provisions [line items]
Financial effect of fine imposed | $	$ 12,750
Provision for European Commission Investigation [Member]
Disclosure of other provisions [line items]
Tax credit suspend amount | $	$ 100,000
Provision for European Commission Investigation [Member] | Infringement of European Union Regulations [Member]
Disclosure of other provisions [line items]
Number of cargo airlines investigation held | Cargo	25	25
Number of cargo airlines fine imposed | Cargo	11	11
Provision for European Commission Investigation [Member] | Infringement of European Union Regulations [Member] | Euro Member Countries, Euro
Disclosure of other provisions [line items]
Financial effect of fine imposed | €		€ 799,445
Provision for European Commission Investigation [Member] | Infringement of European Union Regulations [Member] | Euro Member Countries, Euro | Lan Cargo S.A. [Member]
Disclosure of other provisions [line items]
Financial effect of fine imposed | €		€ 8,220